Shareholder Report, Average Annual Return (Details) 197670_RMB Fund_Class C_TSR Annual {Class C}		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RMB Fund Class C (with sales charge)
Average Annual Return, Percent	[1]	10.70%	8.53%	10.77%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RMB Fund Class C (without sales charge)
Average Annual Return, Percent	[1]	11.68%	8.53%	10.77%
S&P 500 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index Total Return
Average Annual Return, Percent		17.88%	14.42%	14.82%
Russell 3000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index Total Return
Average Annual Return, Percent		17.15%	13.15%	14.29%

[1]
†	Class C shares are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within one year after purchase.